JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 1.2%
Archer Aviation, Inc., Class A * (a)	107	763
Moog, Inc., Class A	23	4,037
Park Aerospace Corp.	21	283
Rocket Lab USA, Inc. *	72	1,288
Standardaero, Inc. *	37	975
V2X, Inc. *	66	3,213
		10,559
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	97	596
Automobile Components — 1.4%
Adient plc *	113	1,448
Dana, Inc.	117	1,564
Dorman Products, Inc. *	14	1,704
Goodyear Tire & Rubber Co. (The) *	144	1,335
Modine Manufacturing Co. *	52	3,962
Phinia, Inc.	45	1,916
		11,929
Banks — 10.5%
Amalgamated Financial Corp.	17	489
Amerant Bancorp, Inc.	9	176
Ameris Bancorp	61	3,515
Associated Banc-Corp.	19	420
Atlantic Union Bankshares Corp.	12	367
Axos Financial, Inc. *	32	2,095
Banc of California, Inc.	133	1,889
Bancorp, Inc. (The) *	26	1,390
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	122	4,766
BankUnited, Inc.	24	817
Banner Corp.	12	784
BayCom Corp.	4	95
Bridgewater Bancshares, Inc. *	6	81
Brookline Bancorp, Inc.	32	343
Business First Bancshares, Inc.	46	1,118
Byline Bancorp, Inc.	43	1,127
Cadence Bank	21	641
Capital City Bank Group, Inc.	6	200
Capitol Federal Financial, Inc.	34	191
Central Pacific Financial Corp.	15	398
CNB Financial Corp.	29	641
Community Financial System, Inc.	10	569
ConnectOne Bancorp, Inc.	98	2,389
Customers Bancorp, Inc. *	60	3,021
Dime Community Bancshares, Inc.	12	338
Eastern Bankshares, Inc.	201	3,301
Enterprise Financial Services Corp.	58	3,102
Equity Bancshares, Inc., Class A	46	1,818

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
FB Financial Corp.	11	521
Financial Institutions, Inc.	56	1,407
First BanCorp (Puerto Rico)	128	2,457
First Bancshares, Inc. (The)	41	1,388
First Financial Corp.	18	888
First Interstate BancSystem, Inc., Class A	9	259
First Merchants Corp.	54	2,200
First Mid Bancshares, Inc.	27	932
Hancock Whitney Corp.	28	1,454
Hanmi Financial Corp.	72	1,630
HBT Financial, Inc.	4	95
Heritage Commerce Corp.	199	1,899
Hilltop Holdings, Inc.	42	1,266
Home BancShares, Inc.	14	383
HomeTrust Bancshares, Inc.	6	201
Hope Bancorp, Inc.	62	653
Independent Bank Corp.	14	855
Mercantile Bank Corp.	4	158
Metropolitan Bank Holding Corp. *	19	1,082
Mid Penn Bancorp, Inc.	4	96
MidWestOne Financial Group, Inc.	6	172
OceanFirst Financial Corp.	142	2,413
OFG Bancorp (Puerto Rico)	50	2,015
Old National Bancorp	185	3,922
Old Second Bancorp, Inc.	111	1,841
Origin Bancorp, Inc.	22	778
Pathward Financial, Inc.	64	4,689
Peapack-Gladstone Financial Corp.	12	347
Pinnacle Financial Partners, Inc.	3	354
Preferred Bank	14	1,156
QCR Holdings, Inc.	38	2,719
Seacoast Banking Corp. of Florida	29	740
SmartFinancial, Inc.	6	196
South Plains Financial, Inc.	44	1,446
Southern Missouri Bancorp, Inc.	8	397
Southside Bancshares, Inc.	21	602
SouthState Corp.	7	677
Texas Capital Bancshares, Inc. *	16	1,197
Towne Bank	37	1,257
TriCo Bancshares	21	821
Trustmark Corp.	8	265
UMB Financial Corp.	20	2,057
United Bankshares, Inc.	16	563
United Community Banks, Inc.	13	376
Unity Bancorp, Inc.	13	538
Univest Financial Corp.	10	278
Veritex Holdings, Inc.	49	1,226

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
WaFd, Inc.	13	385
WesBanco, Inc.	26	803
Wintrust Financial Corp.	15	1,680
WSFS Financial Corp.	10	501
		92,316
Beverages — 0.2%
Primo Brands Corp.	11	386
Vita Coco Co., Inc. (The) *	42	1,292
		1,678
Biotechnology — 8.3%
ACADIA Pharmaceuticals, Inc. *	85	1,417
Akero Therapeutics, Inc. *	83	3,344
Alkermes plc *	122	4,029
Allogene Therapeutics, Inc. * (a)	662	967
Amicus Therapeutics, Inc. *	261	2,133
Annexon, Inc. *	545	1,053
Arcutis Biotherapeutics, Inc. *	191	2,990
Arrowhead Pharmaceuticals, Inc. *	28	350
Beam Therapeutics, Inc. *	91	1,776
Biohaven Ltd. *	39	943
Blueprint Medicines Corp. *	15	1,295
Bridgebio Pharma, Inc. *	15	531
Cartesian Therapeutics, Inc. * (a)	75	994
Catalyst Pharmaceuticals, Inc. *	66	1,600
Celldex Therapeutics, Inc. *	25	446
Crinetics Pharmaceuticals, Inc. *	71	2,387
Dynavax Technologies Corp. *	70	901
Fate Therapeutics, Inc. *	1,190	940
Halozyme Therapeutics, Inc. *	86	5,463
Immunome, Inc. *	233	1,571
Insmed, Inc. *	48	3,628
Intellia Therapeutics, Inc. *	28	198
iTeos Therapeutics, Inc. *	214	1,277
Janux Therapeutics, Inc. *	41	1,119
Kura Oncology, Inc. *	114	754
Mirum Pharmaceuticals, Inc. *	77	3,460
Neurogene, Inc. *	32	373
Nkarta, Inc. * (a)	463	852
Olema Pharmaceuticals, Inc. *	51	193
OmniAb Operations, Inc. ‡ *	7	—
Ovid therapeutics, Inc. *	462	144
Protagonist Therapeutics, Inc. *	107	5,171
Prothena Corp. plc (Ireland) *	29	364
PTC Therapeutics, Inc. *	27	1,364
Recursion Pharmaceuticals, Inc., Class A * (a)	172	911
Relay Therapeutics, Inc. *	235	615

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Replimune Group, Inc. *	70	685
Revolution Medicines, Inc. *	96	3,387
Sera Prognostics, Inc., Class A *	282	1,039
Summit Therapeutics, Inc. * (a)	153	2,943
Syndax Pharmaceuticals, Inc. *	82	1,012
Taysha Gene Therapies, Inc. *	354	493
Travere Therapeutics, Inc. *	100	1,783
Twist Bioscience Corp. *	8	298
Tyra Biosciences, Inc. *	29	267
Vaxcyte, Inc. *	74	2,781
Viking Therapeutics, Inc. *	91	2,192
Xencor, Inc. *	23	240
		72,673
Building Products — 1.4%
Apogee Enterprises, Inc.	13	602
Gibraltar Industries, Inc. *	11	641
Griffon Corp.	71	5,098
Resideo Technologies, Inc. *	49	869
Simpson Manufacturing Co., Inc.	4	570
UFP Industries, Inc.	43	4,606
		12,386
Capital Markets — 1.4%
Acadian Asset Management, Inc.	46	1,192
BGC Group, Inc., Class A	224	2,056
Cohen & Steers, Inc.	10	811
Donnelley Financial Solutions, Inc. *	40	1,735
Piper Sandler Cos.	3	738
StoneX Group, Inc. *	42	3,252
Victory Capital Holdings, Inc., Class A	7	399
Virtus Investment Partners, Inc.	13	2,182
		12,365
Chemicals — 1.9%
Avient Corp.	42	1,559
Balchem Corp.	30	4,983
Cabot Corp.	30	2,502
Ecovyst, Inc. *	18	113
Hawkins, Inc.	10	1,111
HB Fuller Co.	29	1,623
Innospec, Inc.	19	1,784
Orion SA (Germany)	97	1,253
Perimeter Solutions, Inc. *	161	1,619
Tronox Holdings plc	47	331
		16,878
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	129	6,095

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
ACV Auctions, Inc., Class A *	197	2,778
Brink's Co. (The)	21	1,800
GEO Group, Inc. (The) *	39	1,152
MillerKnoll, Inc.	86	1,636
Tetra Tech, Inc.	86	2,525
		15,986
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. *	143	1,252
Clearfield, Inc. *	85	2,522
CommScope Holding Co., Inc. *	140	744
Extreme Networks, Inc. *	57	750
NETGEAR, Inc. *	33	805
Viasat, Inc. *	146	1,523
		7,596
Construction & Engineering — 3.0%
API Group Corp. *	133	4,736
Arcosa, Inc.	40	3,088
Construction Partners, Inc., Class A *	26	1,877
Dycom Industries, Inc. *	21	3,210
Fluor Corp. *	90	3,210
Granite Construction, Inc.	13	1,012
IES Holdings, Inc. *	9	1,398
MYR Group, Inc. *	35	3,964
Northwest Pipe Co. *	9	385
Primoris Services Corp.	13	764
Sterling Infrastructure, Inc. *	24	2,762
		26,406
Construction Materials — 0.1%
Knife River Corp. *	7	642
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	18	881
Enova International, Inc. *	37	3,572
Navient Corp.	60	757
Upstart Holdings, Inc. *	40	1,863
		7,073
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	27	1,146
Chefs' Warehouse, Inc. (The) *	24	1,304
Sprouts Farmers Market, Inc. *	26	3,915
Weis Markets, Inc.	20	1,558
		7,923

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 0.1%
Greif, Inc., Class A	8	450
O-I Glass, Inc. *	61	694
		1,144
Distributors — 0.1%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	75	1,062
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	12	1,242
Coursera, Inc. *	289	1,921
Duolingo, Inc. *	5	1,635
KinderCare Learning Cos., Inc. * (a)	150	1,733
Laureate Education, Inc., Class A *	169	3,463
Mister Car Wash, Inc. *	123	969
OneSpaWorld Holdings Ltd. (Bahamas)	112	1,879
		12,842
Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	78	1,341
American Assets Trust, Inc.	36	725
Armada Hoffler Properties, Inc.	15	111
Broadstone Net Lease, Inc.	132	2,252
Empire State Realty Trust, Inc., Class A	113	889
Essential Properties Realty Trust, Inc.	87	2,833
		8,151
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. * (a)	29	656
Globalstar, Inc. *	17	347
Iridium Communications, Inc.	13	363
Liberty Latin America Ltd., Class C (Puerto Rico) *	292	1,812
Lumen Technologies, Inc. *	197	773
		3,951
Electric Utilities — 0.8%
IDACORP, Inc.	24	2,805
Portland General Electric Co.	81	3,601
TXNM Energy, Inc.	12	654
		7,060
Electrical Equipment — 1.2%
Atkore, Inc.	35	2,095
Bloom Energy Corp., Class A *	29	571
EnerSys	53	4,804
Fluence Energy, Inc. * (a)	47	228
NEXTracker, Inc., Class A *	16	688
Sunrun, Inc. *	72	423
Thermon Group Holdings, Inc. *	56	1,559
		10,368

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.6%
Arlo Technologies, Inc. *	294	2,906
Bel Fuse, Inc., Class A	25	1,814
Insight Enterprises, Inc. *	7	1,064
Knowles Corp. *	118	1,791
PC Connection, Inc.	56	3,477
Plexus Corp. *	29	3,665
Richardson Electronics Ltd.	58	645
Sanmina Corp. *	85	6,470
ScanSource, Inc. *	35	1,208
		23,040
Energy Equipment & Services — 1.7%
Archrock, Inc.	38	990
Cactus, Inc., Class A	7	329
Expro Group Holdings NV *	11	106
Helmerich & Payne, Inc.	7	188
Liberty Energy, Inc.	253	3,999
Noble Corp. plc	55	1,304
Oceaneering International, Inc. *	79	1,732
Patterson-UTI Energy, Inc.	181	1,490
ProPetro Holding Corp. *	80	586
Select Water Solutions, Inc.	127	1,336
Valaris Ltd. *	42	1,629
Weatherford International plc	17	913
		14,602
Entertainment — 0.2%
Cinemark Holdings, Inc.	24	594
IMAX Corp. *	16	430
Lions Gate Entertainment Corp., Class A *	67	588
		1,612
Financial Services — 4.5%
Acacia Research Corp. *	275	880
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	62	2,260
Burford Capital Ltd.	168	2,214
Enact Holdings, Inc.	115	4,006
Essent Group Ltd.	45	2,627
EVERTEC, Inc. (Puerto Rico)	58	2,147
HA Sustainable Infrastructure Capital, Inc.	85	2,479
Jackson Financial, Inc., Class A	38	3,169
Marqeta, Inc., Class A *	1,386	5,710
Merchants Bancorp	45	1,678
Mr. Cooper Group, Inc. *	52	6,260
NMI Holdings, Inc., Class A *	66	2,373
PennyMac Financial Services, Inc.	14	1,427
Radian Group, Inc.	67	2,201
		39,431

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.6%
Cal-Maine Foods, Inc.	22	2,011
Dole plc	255	3,682
Fresh Del Monte Produce, Inc.	27	846
Lancaster Colony Corp.	15	2,541
Simply Good Foods Co. (The) *	72	2,496
Utz Brands, Inc.	65	921
Vital Farms, Inc. *	41	1,239
		13,736
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	15	1,945
New Jersey Resources Corp.	26	1,296
Northwest Natural Holding Co.	20	861
ONE Gas, Inc.	61	4,576
		8,678
Ground Transportation — 0.1%
ArcBest Corp.	15	1,026
Health Care Equipment & Supplies — 4.2%
AtriCure, Inc. *	70	2,262
Axogen, Inc. *	89	1,650
Glaukos Corp. *	32	3,180
Inmode Ltd. *	38	676
Inogen, Inc. *	146	1,042
Integra LifeSciences Holdings Corp. *	85	1,857
iRhythm Technologies, Inc. *	61	6,405
Lantheus Holdings, Inc. *	27	2,607
OraSure Technologies, Inc. *	533	1,797
PROCEPT BioRobotics Corp. *	56	3,246
Pulmonx Corp. *	210	1,411
SI-BONE, Inc. *	45	637
Sight Sciences, Inc. *	18	42
TransMedics Group, Inc. *	40	2,659
Treace Medical Concepts, Inc. *	603	5,060
Varex Imaging Corp. *	206	2,391
		36,922
Health Care Providers & Services — 2.3%
Addus HomeCare Corp. *	5	493
agilon health, Inc. *	286	1,240
Brookdale Senior Living, Inc. *	232	1,454
Concentra Group Holdings Parent, Inc.	78	1,687
CorVel Corp. *	13	1,399
Enhabit, Inc. *	213	1,875
Ensign Group, Inc. (The)	27	3,558
National HealthCare Corp.	8	741
NeoGenomics, Inc. *	44	419
OPKO Health, Inc. * (a)	345	572

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Option Care Health, Inc. *	90	3,134
Progyny, Inc. *	130	2,906
Surgery Partners, Inc. *	17	405
		19,883
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	9	280
CareTrust REIT, Inc.	100	2,868
Community Healthcare Trust, Inc.	16	281
Sabra Health Care REIT, Inc.	166	2,895
		6,324
Health Care Technology — 0.4%
Health Catalyst, Inc. *	259	1,172
Teladoc Health, Inc. *	251	2,002
		3,174
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	105	1,352
Chatham Lodging Trust	185	1,320
DiamondRock Hospitality Co.	181	1,401
RLJ Lodging Trust	103	810
Ryman Hospitality Properties, Inc.	53	4,823
Xenia Hotels & Resorts, Inc.	139	1,634
		11,340
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc. *	152	1,505
Biglari Holdings, Inc., Class B *	6	1,203
BJ's Restaurants, Inc. *	25	857
Brinker International, Inc. *	9	1,392
El Pollo Loco Holdings, Inc. *	80	825
Hilton Grand Vacations, Inc. *	60	2,260
International Game Technology plc	91	1,486
Kura Sushi USA, Inc., Class A * (a)	27	1,402
Life Time Group Holdings, Inc. *	67	2,009
Monarch Casino & Resort, Inc.	38	2,933
Portillo's, Inc., Class A * (a)	113	1,339
Shake Shack, Inc., Class A *	23	2,020
United Parks & Resorts, Inc. *	44	2,019
		21,250
Household Durables — 1.9%
Cavco Industries, Inc. *	5	2,439
Century Communities, Inc.	13	888
Champion Homes, Inc. *	32	2,996
Green Brick Partners, Inc. *	21	1,213
Helen of Troy Ltd. *	33	1,758
KB Home	28	1,654
M/I Homes, Inc. *	10	1,136

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Meritage Homes Corp.	21	1,481
Taylor Morrison Home Corp. *	32	1,942
Tri Pointe Homes, Inc. *	43	1,370
		16,877
Household Products — 0.1%
Central Garden & Pet Co., Class A *	39	1,287
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	17	476
Clearway Energy, Inc., Class C	43	1,314
		1,790
Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	12	617
LXP Industrial Trust	205	1,774
Plymouth Industrial REIT, Inc.	68	1,109
		3,500
Insurance — 1.1%
CNO Financial Group, Inc.	73	3,051
Genworth Financial, Inc., Class A *	78	551
Hamilton Insurance Group Ltd., Class B (Bermuda) *	26	531
Oscar Health, Inc., Class A *	119	1,557
Palomar Holdings, Inc. *	5	703
RLI Corp.	21	1,702
Selective Insurance Group, Inc.	10	896
Skyward Specialty Insurance Group, Inc. *	7	391
		9,382
Interactive Media & Services — 0.8%
Cargurus, Inc. *	79	2,299
QuinStreet, Inc. *	37	655
Shutterstock, Inc.	18	342
Yelp, Inc. *	96	3,537
		6,833
IT Services — 0.5%
ASGN, Inc. *	44	2,798
Hackett Group, Inc. (The)	43	1,271
Unisys Corp. *	138	632
		4,701
Leisure Products — 0.3%
Peloton Interactive, Inc., Class A *	388	2,452
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp. *	305	2,269
CryoPort, Inc. *	93	565

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
OmniAb, Inc. * (a)	58	138
OmniAb, Inc. ‡ *	7	—
		2,972
Machinery — 2.6%
Blue Bird Corp. *	31	1,004
Greenbrier Cos., Inc. (The)	3	144
Kadant, Inc.	7	2,499
Kennametal, Inc.	52	1,101
Mueller Industries, Inc.	93	7,100
Mueller Water Products, Inc., Class A	135	3,441
Terex Corp.	57	2,133
Titan International, Inc. *	115	963
Watts Water Technologies, Inc., Class A	23	4,644
		23,029
Marine Transportation — 0.3%
Matson, Inc.	20	2,586
Safe Bulkers, Inc. (Monaco)	83	304
		2,890
Media — 1.2%
AMC Networks, Inc., Class A *	12	86
EchoStar Corp., Class A * (a)	22	571
Gray Media, Inc.	45	193
John Wiley & Sons, Inc., Class A	39	1,736
Magnite, Inc. *	190	2,162
PubMatic, Inc., Class A *	153	1,397
Scholastic Corp.	39	742
Stagwell, Inc. *	218	1,318
TechTarget, Inc. *	72	1,072
Thryv Holdings, Inc. *	64	821
		10,098
Metals & Mining — 1.3%
Alpha Metallurgical Resources, Inc. *	4	431
ATI, Inc. *	10	519
Carpenter Technology Corp.	5	950
Coeur Mining, Inc. *	64	379
Commercial Metals Co.	112	5,155
Constellium SE *	73	733
Hecla Mining Co.	224	1,248
Olympic Steel, Inc.	9	280
SunCoke Energy, Inc.	25	232
Warrior Met Coal, Inc.	27	1,306
		11,233
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Brightspire Capital, Inc.	192	1,070
KKR Real Estate Finance Trust, Inc.	16	175

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Corp.	351	4,003
MFA Financial, Inc.	36	371
TPG RE Finance Trust, Inc.	74	602
		6,221
Multi-Utilities — 0.5%
Avista Corp.	8	331
Black Hills Corp.	11	644
Unitil Corp.	59	3,406
		4,381
Office REITs — 0.9%
City Office REIT, Inc.	34	175
COPT Defense Properties	173	4,709
Piedmont Office Realty Trust, Inc., Class A	164	1,212
SL Green Realty Corp.	24	1,416
		7,512
Oil, Gas & Consumable Fuels — 3.4%
California Resources Corp.	8	375
Chord Energy Corp.	9	1,059
CNX Resources Corp. *	30	932
Core Natural Resources, Inc.	16	1,263
CVR Energy, Inc.	25	490
Delek US Holdings, Inc.	20	296
Gulfport Energy Corp. *	13	2,482
International Seaways, Inc.	44	1,458
Magnolia Oil & Gas Corp., Class A	59	1,495
Matador Resources Co.	50	2,570
Murphy Oil Corp.	80	2,264
Ovintiv, Inc.	46	1,952
PBF Energy, Inc., Class A	29	545
Peabody Energy Corp.	66	894
Permian Resources Corp.	164	2,276
Scorpio Tankers, Inc. (Monaco)	3	114
SM Energy Co.	105	3,136
Teekay Corp. Ltd. (Bermuda)	131	858
Teekay Tankers Ltd., Class A (Canada)	63	2,416
Uranium Energy Corp. *	282	1,347
World Kinect Corp.	47	1,324
		29,546
Passenger Airlines — 0.2%
Blade Air Mobility, Inc. *	93	254
SkyWest, Inc. *	7	601
Sun Country Airlines Holdings, Inc. *	38	467
		1,322
Personal Care Products — 0.3%
BellRing Brands, Inc. *	5	373

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Personal Care Products — continued
Edgewell Personal Care Co.	27	836
Nature's Sunshine Products, Inc. *	35	444
Oddity Tech Ltd., Class A (Israel) * (a)	22	942
		2,595
Pharmaceuticals — 1.0%
ANI Pharmaceuticals, Inc. *	9	621
Arvinas, Inc. *	76	534
Atea Pharmaceuticals, Inc. *	112	335
Corcept Therapeutics, Inc. *	28	3,244
Evolus, Inc. *	276	3,323
Ventyx Biosciences, Inc. *	274	315
WaVe Life Sciences Ltd. *	63	506
		8,878
Professional Services — 3.1%
Barrett Business Services, Inc.	52	2,141
CBIZ, Inc. *	29	2,171
Conduent, Inc. *	337	909
CSG Systems International, Inc.	48	2,917
ExlService Holdings, Inc. *	34	1,602
Heidrick & Struggles International, Inc.	11	485
IBEX Holdings Ltd. *	198	4,814
Insperity, Inc.	21	1,866
KBR, Inc.	36	1,774
Kforce, Inc.	34	1,689
Korn Ferry	34	2,285
Legalzoom.com, Inc. *	104	899
Planet Labs PBC *	67	225
Upwork, Inc. *	38	503
WNS Holdings Ltd. (India) *	49	3,020
		27,300
Real Estate Management & Development — 0.2%
Cushman & Wakefield plc *	36	372
Newmark Group, Inc., Class A	43	524
Real Brokerage, Inc. (The) (Canada) *	229	929
		1,825
Residential REITs — 0.3%
Independence Realty Trust, Inc.	91	1,926
UMH Properties, Inc.	19	346
Veris Residential, Inc.	22	378
		2,650
Retail REITs — 1.4%
Agree Realty Corp.	7	572
Curbline Properties Corp.	52	1,263
InvenTrust Properties Corp.	60	1,750
Kimco Realty Corp.	14	287

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — continued
Kite Realty Group Trust	72	1,605
Phillips Edison & Co., Inc.	183	6,680
		12,157
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc., Class A *	67	1,570
Axcelis Technologies, Inc. *	6	273
Credo Technology Group Holding Ltd. *	25	1,005
FormFactor, Inc. *	64	1,812
MaxLinear, Inc. *	27	294
NVE Corp.	22	1,381
Penguin Solutions, Inc. *	68	1,179
Rambus, Inc. *	114	5,904
Semtech Corp. *	23	807
Ultra Clean Holdings, Inc. *	87	1,869
		16,094
Software — 5.5%
A10 Networks, Inc.	24	387
Agilysys, Inc. *	15	1,076
Appian Corp., Class A *	42	1,218
Aurora Innovation, Inc. *	385	2,591
BlackLine, Inc. *	29	1,407
Box, Inc., Class A *	115	3,538
Braze, Inc., Class A *	32	1,140
Cleanspark, Inc. * (a)	26	178
Clearwater Analytics Holdings, Inc., Class A *	146	3,913
Commvault Systems, Inc. *	14	2,265
Consensus Cloud Solutions, Inc. *	83	1,908
Domo, Inc., Class B *	5	37
Freshworks, Inc., Class A *	196	2,762
Hut 8 Corp. (Canada) * (a)	25	295
InterDigital, Inc. (a)	22	4,618
LiveRamp Holdings, Inc. *	56	1,462
Logility Supply Chain Solutions, Inc., Class A	179	2,554
MARA Holdings, Inc. * (a)	206	2,373
N-Able, Inc. *	86	609
ON24, Inc. *	395	2,053
Onestream, Inc. *	12	259
Ooma, Inc. *	118	1,542
Porch Group, Inc. *	90	659
Qualys, Inc. *	18	2,283
Sapiens International Corp. NV (Israel)	45	1,216
SPS Commerce, Inc. *	6	780
Tenable Holdings, Inc. *	64	2,227
Xperi, Inc. *	305	2,352
Zeta Global Holdings Corp., Class A *	70	948
		48,650

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.7%
PotlatchDeltic Corp.	130	5,883
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A *	13	991
Academy Sports & Outdoors, Inc. (a)	56	2,543
American Eagle Outfitters, Inc.	71	826
Arko Corp.	94	371
Asbury Automotive Group, Inc. *	6	1,303
Boot Barn Holdings, Inc. *	19	2,025
Buckle, Inc. (The)	37	1,425
Citi Trends, Inc. *	28	629
Foot Locker, Inc. *	107	1,502
Group 1 Automotive, Inc.	4	1,459
Shoe Carnival, Inc.	26	582
Sonic Automotive, Inc., Class A	19	1,109
Victoria's Secret & Co. *	50	925
		15,690
Technology Hardware, Storage & Peripherals — 0.2%
IonQ, Inc. * (a)	62	1,373
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc. *	5	568
G-III Apparel Group Ltd. *	30	813
Wolverine World Wide, Inc.	121	1,687
		3,068
Trading Companies & Distributors — 3.2%
Applied Industrial Technologies, Inc.	20	4,620
Beacon Roofing Supply, Inc. *	24	2,969
BlueLinx Holdings, Inc. *	7	528
Boise Cascade Co.	20	1,941
DNOW, Inc. *	216	3,693
DXP Enterprises, Inc. *	7	548
FTAI Aviation Ltd.	26	2,843
Herc Holdings, Inc.	22	2,973
Hudson Technologies, Inc. *	10	62
McGrath RentCorp	8	856
MRC Global, Inc. *	112	1,286
Rush Enterprises, Inc., Class A	72	3,855
WESCO International, Inc.	13	1,974
		28,148
Water Utilities — 0.3%
American States Water Co.	10	795
Consolidated Water Co. Ltd., Class D	86	2,113
		2,908
Wireless Telecommunication Services — 0.2%
Gogo, Inc. * (a)	67	581

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — continued
Spok Holdings, Inc.	38	619
Telephone and Data Systems, Inc.	14	522
		1,722
Total Common Stocks (Cost $836,903)		867,569
Short-Term Investments — 2.9%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $9,272)	9,270	9,273
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $16,236)	16,236	16,236
Total Short-Term Investments (Cost $25,508)		25,509
Total Investments — 101.8% (Cost $862,411)		893,078
Liabilities in Excess of Other Assets — (1.8)%		(15,805)
NET ASSETS — 100.0%		877,273

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $14,961.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	94	06/20/2025	USD	9,527	(159)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$893,078	$—	$—	$893,078
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(159)	$—	$—	$(159)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$10,540	$354,113	$355,389	$9	$— (c)	$9,273	9,270	$831	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	49,584	178,705	212,057	3	1	16,236	16,236	1,112	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	6,112	21,013	27,125	—	—	—	—	44	—
Total	$66,236	$553,831	$594,571	$12	$1	$25,509		$1,987	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.